LEASE LIABILITIES - Disclosure of Detailed Information About Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 132,101	$ 109,565
Expenses relating to short-term leases	35,913	41,283
Expenses relating to low value leases	760	5
Lease payments recognized in profit and loss	$ 168,774	$ 150,853